SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table sets forth the share option activities for the six months ended June 30, 2024 and 2025:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of December 31, 2023	38,732,339	0.70	5.13	8,898.37	5.29

Granted	13,040,400	*			0.01
Forfeited	(4,489,139)	0.89			2.08
Exercised	(1,822,800)	*			0.01

Outstanding as of June 30, 2024	45,460,800	1.21	7.67	19,347.45	2.21

Outstanding as of December 31, 2024	31,602,600	0.21	3.60	14,336.67	0.38

Granted	178,060,800	*			0.02
Forfeited	(1,898,400)	0.07			(0.37)
Exercised	(170,400)	*			0.14

Outstanding as of June 30, 2025	207,594,600	0.03	6.64	59,287.19	0.07
Vested and expected to vest as of June 30, 2025	207,594,600	0.03	6.64	59,287.19	0.07
Exercisable as of June 30, 2025	207,594,600	0.03	6.64	59,287.19	0.07

*	Less than 0.01

SCHEDULE OF SHARE-BASED COMPENSATION EXPENSES BY FUNCTION

The following table sets forth the amounts of share-based compensation expense included in each of the relevant financial statement line items:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

General and administrative expenses	52,172	16,157
Research and development expenses	128	1,242
Sales and marketing expenses	136	2,356
Total	52,436	19,755